UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS‑15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period October 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): February 14, 2018

Sutherland Asset Management Corporation

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001527590

P.J. Grealy, (212) 257‑4649

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)[ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i)[X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)[ ]

______      Rule 15Ga‑2 under the Exchange Act (17 CFR 240.15Ga‑2)

Central Index Key Number of depositor: Not applicable.

Not applicable.

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable.

Central Index Key Number of underwriter (if applicable):  Not applicable.

Not applicable.

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga‑1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga‑1(c)(2)(i), Sutherland Asset Management Corporation has indicated by check mark that there is no activity to report for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2018	SUTHERLAND ASSET MANAGEMENT CORPORATION
(Securitizer)

	By:	/s/ Thomas E. Capasse
	Name:	Thomas E. Capasse
	Title:	Chairman of the Company Board of Directors and
Chief Executive Officer
(senior officer in charge of securitization)